6. WARRANTS AND OPTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Summary of the status of all of the Company’s stock warrants
	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Life (Years)
Outstanding at December 31, 2011	-	$-	-
Granted	1,591,500	$0.33	2.71
Exercised	-	$0.00	-
Cancelled	-	$0.00	-
Outstanding at September 30, 2012	1,591,500	$0.34	2.71
Exercisable at September 30, 2012	1,591,500	$0.33	2.71